Cash and restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and restricted cash
Cash at bank	¥ 737,384	$ 106,911	¥ 877,959
Restricted cash	40,957	5,938	23,004
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 778,341	$ 112,849	¥ 900,963	$ 130,627	¥ 1,003,876	¥ 334,931